Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Financial Assets
The breakdown of other financial assets of the Telefónica Group at December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Short-term credits	192	128
Short-term deposits and guarantees	209	439
Short-term derivative financial assets (Note 19)	352	712
Other current financial assets	325	1,165
Total	1,078	2,444